Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Interest and Dividend Income
Loans	$ 16,018	$ 15,325
Securities
Taxable	325	327
Tax-exempt	81	157
Federal funds sold	36	61
Dividends on Federal Home Loan Bank and other stock	175	212
Total interest and dividend income	16,635	16,082
Interest Expense
Deposits	765	1,005
Borrowings	1,019	1,278
Total interest expense	1,784	2,283
Net Interest Income	14,851	13,799
Provision for Loan Losses	301	553
Net Interest Income After Provision for Loan Losses	14,550	13,246
Noninterest Income
Customer service fees	2,594	2,876
Net gains on loan sales	97	42
Realized gains on sales of available-for-sale securities	0	32
Earnings on bank-owned life insurance	463	426
BOLI benefit in excess of surrender value	0	29
Other	527	397
Total noninterest income	3,681	3,802
Noninterest Expense
Salaries and employee benefits	7,021	6,393
Net occupancy and equipment expense	1,897	1,918
Provision for losses on foreclosed real estate	6	60
Professional fees	720	679
Insurance	225	253
Deposit insurance premiums	198	236
Franchise and other taxes	325	287
Marketing expense	324	300
Printing and office supplies	117	142
Amortization of intangible assets	0	66
Realized losses on sale of real estate and other repossessed assets	4	12
Other	2,234	2,144
Total noninterest expense	13,071	12,490
Income Before Federal Income Taxes	5,160	4,558
Provision for Federal Income Taxes	1,580	1,334
Net Income	$ 3,580	$ 3,224
Basic Earnings Per Share	$ 0.72	$ 0.65
Diluted Earnings Per Share	$ 0.71	$ 0.64